Schedule of Specific Information of Acquired Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross Carrying Amount	$ 172,879
Accumulated Depreciation	(3,406)
Senior Living Real Estate
Costs Capitalized subsequent to Acquisition	296
Gross Carrying Amount	164,359	[1],[2]
Accumulated Depreciation	(1,558)	[1],[3]
Encumbrances	120,525
Other Operating Real Estate
Costs Capitalized subsequent to Acquisition	1,027
Gross Carrying Amount	8,520	[1],[2]
Accumulated Depreciation	(1,848)	[1],[3]
Encumbrances
Total Senior Living Facilities and Other Operating Real Estate
Costs Capitalized subsequent to Acquisition	1,323
Gross Carrying Amount	172,879	[1],[2]
Accumulated Depreciation	(3,406)	[1],[3]
Encumbrances	120,525
Land
Initial Cost	17,162	[4],[5],[6]
Gross Carrying Amount	17,099	[1],[2],[5],[6]
Land | Senior Living Real Estate
Initial Cost	15,993	[4]
Gross Carrying Amount	15,993	[1],[2]
Land | Other Operating Real Estate
Initial Cost	1,169	[4],[5],[6]
Gross Carrying Amount	1,106	[1],[2],[5],[6]
Building
Initial Cost	151,531	[4],[5],[6]
Gross Carrying Amount	151,264	[1],[2],[5],[6]
Building | Senior Living Real Estate
Initial Cost	144,676	[4]
Gross Carrying Amount	144,676	[1],[2]
Building | Other Operating Real Estate
Initial Cost	6,855	[4],[5],[6]
Gross Carrying Amount	6,588	[1],[2],[5],[6]
Building Improvements
Initial Cost	2,144	[4],[5],[6]
Gross Carrying Amount	3,259	[1],[2],[5],[6]
Building Improvements | Senior Living Real Estate
Initial Cost	2,144	[4]
Gross Carrying Amount	2,433	[1],[2]
Building Improvements | Other Operating Real Estate
Initial Cost		[4],[5],[6]
Gross Carrying Amount	826	[1],[2],[5],[6]
Furniture, fixtures and equipment
Initial Cost	1,254	[4],[5],[6]
Gross Carrying Amount	1,257	[1],[2],[5],[6]
Furniture, fixtures and equipment | Senior Living Real Estate
Initial Cost	1,254	[4]
Gross Carrying Amount	1,257	[1],[2]
Furniture, fixtures and equipment | Other Operating Real Estate
Initial Cost		[4],[5],[6]
Gross Carrying Amount		[1],[2],[5],[6]
Senior Living Facilities AL/MC - Scottsdale, AZ
Costs Capitalized subsequent to Acquisition	30
Gross Carrying Amount	19,429	[1],[2]
Accumulated Depreciation	(217)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1999/2005	[7]
Number of Beds (D)	107	[7]
Ending Occupancy Rate	75.70%	[7]
Encumbrances	12,600
Senior Living Facilities AL/MC - Scottsdale, AZ | Land
Initial Cost	2,307	[4]
Gross Carrying Amount	2,307	[1],[2]
Senior Living Facilities AL/MC - Scottsdale, AZ | Building
Initial Cost	16,845	[4]
Gross Carrying Amount	16,845	[1],[2]
Senior Living Facilities AL/MC - Scottsdale, AZ | Building Improvements
Initial Cost	146	[4]
Gross Carrying Amount	176	[1],[2]
Senior Living Facilities AL/MC - Scottsdale, AZ | Furniture, fixtures and equipment
Initial Cost	101	[4]
Gross Carrying Amount	101	[1],[2]
Senior Living Facilities AL/MC - Citrus Heights, CA
Costs Capitalized subsequent to Acquisition	4
Gross Carrying Amount	4,078	[1],[2]
Accumulated Depreciation	(51)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1997/2011	[7]
Number of Beds (D)	78	[7]
Ending Occupancy Rate	93.60%	[7]
Encumbrances	2,940
Senior Living Facilities AL/MC - Citrus Heights, CA | Land
Initial Cost	831	[4]
Gross Carrying Amount	831	[1],[2]
Senior Living Facilities AL/MC - Citrus Heights, CA | Building
Initial Cost	3,097	[4]
Gross Carrying Amount	3,097	[1],[2]
Senior Living Facilities AL/MC - Citrus Heights, CA | Building Improvements
Initial Cost	87	[4]
Gross Carrying Amount	105	[1],[2]
Senior Living Facilities AL/MC - Citrus Heights, CA | Furniture, fixtures and equipment
Initial Cost	59	[4]
Gross Carrying Amount	45	[1],[2]
Senior Living Facilities AL/MC - Santa Cruz, CA
Costs Capitalized subsequent to Acquisition	38
Gross Carrying Amount	23,545	[1],[2]
Accumulated Depreciation	(273)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1990/NA	[7]
Number of Beds (D)	125	[7]
Ending Occupancy Rate	95.20%	[7]
Encumbrances	17,220
Senior Living Facilities AL/MC - Santa Cruz, CA | Land
Initial Cost	2,255	[4]
Gross Carrying Amount	2,255	[1],[2]
Senior Living Facilities AL/MC - Santa Cruz, CA | Building
Initial Cost	20,971	[4]
Gross Carrying Amount	20,971	[1],[2]
Senior Living Facilities AL/MC - Santa Cruz, CA | Building Improvements
Initial Cost	225	[4]
Gross Carrying Amount	278	[1],[2]
Senior Living Facilities AL/MC - Santa Cruz, CA | Furniture, fixtures and equipment
Initial Cost	58	[4]
Gross Carrying Amount	41	[1],[2]
Senior Living Facilities AL/MC - Clovis, CA
Costs Capitalized subsequent to Acquisition	7
Gross Carrying Amount	18,178	[1],[2]
Accumulated Depreciation	(209)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1998/2007	[7]
Number of Beds (D)	122	[7]
Ending Occupancy Rate	92.60%	[7]
Encumbrances	11,700
Senior Living Facilities AL/MC - Clovis, CA | Land
Initial Cost	1,133	[4]
Gross Carrying Amount	1,133	[1],[2]
Senior Living Facilities AL/MC - Clovis, CA | Building
Initial Cost	16,835	[4]
Gross Carrying Amount	16,835	[1],[2]
Senior Living Facilities AL/MC - Clovis, CA | Building Improvements
Initial Cost	159	[4]
Gross Carrying Amount	165	[1],[2]
Senior Living Facilities AL/MC - Clovis, CA | Furniture, fixtures and equipment
Initial Cost	45	[4]
Gross Carrying Amount	45	[1],[2]
Senior Living Facilities IL/AL/MC - Boise, ID
Costs Capitalized subsequent to Acquisition	44
Gross Carrying Amount	15,202	[1],[2]
Accumulated Depreciation	(186)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1997/2011	[7]
Number of Beds (D)	121	[7]
Ending Occupancy Rate	95.00%	[7]
Encumbrances	12,960
Senior Living Facilities IL/AL/MC - Boise, ID | Land
Initial Cost	1,465	[4]
Gross Carrying Amount	1,465	[1],[2]
Senior Living Facilities IL/AL/MC - Boise, ID | Building
Initial Cost	13,229	[4]
Gross Carrying Amount	13,229	[1],[2]
Senior Living Facilities IL/AL/MC - Boise, ID | Building Improvements
Initial Cost	405	[4]
Gross Carrying Amount	468	[1],[2]
Senior Living Facilities IL/AL/MC - Boise, ID | Furniture, fixtures and equipment
Initial Cost	58	[4]
Gross Carrying Amount	40	[1],[2]
Senior Living Facilities MC - Corvallis, OR
Costs Capitalized subsequent to Acquisition	15
Gross Carrying Amount	6,133	[1],[2]
Accumulated Depreciation	(64)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1999/NA	[7]
Number of Beds (D)	48	[7]
Ending Occupancy Rate	89.60%	[7]
Encumbrances	3,020
Senior Living Facilities MC - Corvallis, OR | Land
Initial Cost	1,060	[4]
Gross Carrying Amount	1,060	[1],[2]
Senior Living Facilities MC - Corvallis, OR | Building
Initial Cost	4,915	[4]
Gross Carrying Amount	4,915	[1],[2]
Senior Living Facilities MC - Corvallis, OR | Building Improvements
Initial Cost	135	[4]
Gross Carrying Amount	148	[1],[2]
Senior Living Facilities MC - Corvallis, OR | Furniture, fixtures and equipment
Initial Cost	8	[4]
Gross Carrying Amount	10	[1],[2]
Senior Living Facilities AL/MC - Eugene, OR
Costs Capitalized subsequent to Acquisition	54
Gross Carrying Amount	21,874	[1],[2]
Accumulated Depreciation	(267)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1998/NA	[7]
Number of Beds (D)	115	[7]
Ending Occupancy Rate	91.30%	[7]
Encumbrances	15,480
Senior Living Facilities AL/MC - Eugene, OR | Land
Initial Cost	935	[4]
Gross Carrying Amount	935	[1],[2]
Senior Living Facilities AL/MC - Eugene, OR | Building
Initial Cost	20,431	[4]
Gross Carrying Amount	20,431	[1],[2]
Senior Living Facilities AL/MC - Eugene, OR | Building Improvements
Initial Cost	364	[4]
Gross Carrying Amount	450	[1],[2]
Senior Living Facilities AL/MC - Eugene, OR | Furniture, fixtures and equipment
Initial Cost	91	[4]
Gross Carrying Amount	58	[1],[2]
Senior Living Facilities AL/MC - Cottonwood Heights, UT
Costs Capitalized subsequent to Acquisition	26
Gross Carrying Amount	17,978	[1],[2]
Accumulated Depreciation	(206)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	2001/NA	[7]
Number of Beds (D)	115	[7]
Ending Occupancy Rate	89.60%	[7]
Encumbrances	12,480
Senior Living Facilities AL/MC - Cottonwood Heights, UT | Land
Initial Cost	1,496	[4]
Gross Carrying Amount	1,496	[1],[2]
Senior Living Facilities AL/MC - Cottonwood Heights, UT | Building
Initial Cost	16,201	[4]
Gross Carrying Amount	16,201	[1],[2]
Senior Living Facilities AL/MC - Cottonwood Heights, UT | Building Improvements
Initial Cost	197	[4]
Gross Carrying Amount	207	[1],[2]
Senior Living Facilities AL/MC - Cottonwood Heights, UT | Furniture, fixtures and equipment
Initial Cost	58	[4]
Gross Carrying Amount	74	[1],[2]
Senior Living Facilities AL/MC - Bountiful, UT
Costs Capitalized subsequent to Acquisition	39
Gross Carrying Amount	10,217	[1],[2]
Accumulated Depreciation	(46)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1978/2000	[7]
Number of Beds (D)	147	[7]
Ending Occupancy Rate	83.00%	[7]
Encumbrances	10,024
Senior Living Facilities AL/MC - Bountiful, UT | Land
Initial Cost	570	[4]
Gross Carrying Amount	570	[1],[2]
Senior Living Facilities AL/MC - Bountiful, UT | Building
Initial Cost	9,505	[4]
Gross Carrying Amount	9,505	[1],[2]
Senior Living Facilities AL/MC - Bountiful, UT | Building Improvements
Initial Cost	53	[4]
Gross Carrying Amount	57	[1],[2]
Senior Living Facilities AL/MC - Bountiful, UT | Furniture, fixtures and equipment
Initial Cost	50	[4]
Gross Carrying Amount	85	[1],[2]
Senior Living Facilities AL - Taylorsville, UT
Costs Capitalized subsequent to Acquisition	18
Gross Carrying Amount	4,294	[1],[2]
Accumulated Depreciation	(18)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1976/1994	[7]
Number of Beds (D)	105	[7]
Ending Occupancy Rate	88.60%	[7]
Encumbrances	3,341
Senior Living Facilities AL - Taylorsville, UT | Land
Initial Cost	1,111	[4]
Gross Carrying Amount	1,111	[1],[2]
Senior Living Facilities AL - Taylorsville, UT | Building
Initial Cost	3,042	[4]
Gross Carrying Amount	3,042	[1],[2]
Senior Living Facilities AL - Taylorsville, UT | Building Improvements
Initial Cost	84	[4]
Gross Carrying Amount	86	[1],[2]
Senior Living Facilities AL - Taylorsville, UT | Furniture, fixtures and equipment
Initial Cost	39	[4]
Gross Carrying Amount	55	[1],[2]
Senior Living Facilities IL/AL/MC - Salt Lake City, UT
Costs Capitalized subsequent to Acquisition	21
Gross Carrying Amount	4,032	[1],[2]
Accumulated Depreciation	(15)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1984/2007	[7]
Number of Beds (D)	106	[7]
Ending Occupancy Rate	72.60%	[7]
Encumbrances	2,635
Senior Living Facilities IL/AL/MC - Salt Lake City, UT | Land
Initial Cost	700	[4]
Gross Carrying Amount	700	[1],[2]
Senior Living Facilities IL/AL/MC - Salt Lake City, UT | Building
Initial Cost	3,262	[4]
Gross Carrying Amount	3,262	[1],[2]
Senior Living Facilities IL/AL/MC - Salt Lake City, UT | Building Improvements
Initial Cost	35	[4]
Gross Carrying Amount	39	[1],[2]
Senior Living Facilities IL/AL/MC - Salt Lake City, UT | Furniture, fixtures and equipment
Initial Cost	15	[4]
Gross Carrying Amount	31	[1],[2]
Senior Living Facilities IL/AL - Fort Worth, TX
Costs Capitalized subsequent to Acquisition
Gross Carrying Amount	19,399	[1],[2]
Accumulated Depreciation	(6)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1986/NA	[7]
Number of Beds (D)	221	[7]
Ending Occupancy Rate	90.00%	[7]
Encumbrances	16,125
Senior Living Facilities IL/AL - Fort Worth, TX | Land
Initial Cost	2,130	[4]
Gross Carrying Amount	2,130	[1],[2]
Senior Living Facilities IL/AL - Fort Worth, TX | Building
Initial Cost	16,343	[4]
Gross Carrying Amount	16,343	[1],[2]
Senior Living Facilities IL/AL - Fort Worth, TX | Building Improvements
Initial Cost	254	[4]
Gross Carrying Amount	254	[1],[2]
Senior Living Facilities IL/AL - Fort Worth, TX | Furniture, fixtures and equipment
Initial Cost	672	[4]
Gross Carrying Amount	672	[1],[2]
Other Operating Real Estate - Office Building - Beavercreek, OH
Costs Capitalized subsequent to Acquisition	394
Gross Carrying Amount	2,904	[1],[2]
Accumulated Depreciation	(701)	[1],[3]
Year Acquired (D)	2006	[7]
Year Constructed/Renovated (D)	1984/2006	[7]
Net Rentable Sq. Ft (D)	55,024	[7]
Ending Occupancy Rate	82.80%	[7]
Encumbrances
Other Operating Real Estate - Office Building - Beavercreek, OH | Land
Initial Cost	386	[4],[5],[6]
Gross Carrying Amount	364	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building
Initial Cost	2,287	[4],[5],[6]
Gross Carrying Amount	2,170	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building Improvements
Initial Cost		[4],[5],[6]
Gross Carrying Amount	370	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Furniture, fixtures and equipment
Initial Cost		[4],[5],[6]
Gross Carrying Amount		[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH
Costs Capitalized subsequent to Acquisition	175
Gross Carrying Amount	2,746	[1],[2]
Accumulated Depreciation	(476)	[1],[3]
Year Acquired (D)	2006	[7]
Year Constructed/Renovated (D)	1985/2006	[7]
Net Rentable Sq. Ft (D)	29,916	[7]
Ending Occupancy Rate	100.00%	[7]
Encumbrances
Other Operating Real Estate - Office Building - Beavercreek, OH | Land
Initial Cost	401	[4],[5],[6]
Gross Carrying Amount	381	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building
Initial Cost	2,326	[4],[5],[6]
Gross Carrying Amount	2,268	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building Improvements
Initial Cost		[4],[5],[6]
Gross Carrying Amount	97	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Furniture, fixtures and equipment
Initial Cost		[4],[5],[6]
Gross Carrying Amount		[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH
Costs Capitalized subsequent to Acquisition	458
Gross Carrying Amount	2,870	[1],[2]
Accumulated Depreciation	(671)	[1],[3]
Year Acquired (D)	2006	[7]
Year Constructed/Renovated (D)	1987/2006	[7]
Net Rentable Sq. Ft (D)	45,500	[7]
Ending Occupancy Rate	100.00%	[7]
Encumbrances
Other Operating Real Estate - Office Building - Beavercreek, OH | Building
Initial Cost	2,242	[4],[5],[6]
Gross Carrying Amount	2,150	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Land
Initial Cost	382	[4],[5],[6]
Gross Carrying Amount	361	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building Improvements
Initial Cost		[4],[5],[6]
Gross Carrying Amount	359	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Furniture, fixtures and equipment
Initial Cost		[4],[5],[6]
Gross Carrying Amount		[1],[2],[5],[6]

[1]	(B) The following is a rollforward of the gross carrying amount and accumulated depreciation of real estate for the years ended December 31, 2012, 2011 and 2010 (See Schedule Rollforward of Investments in Real Estate for details).
[2]	(F) The aggregate United States federal income tax basis for Newcastle's operating real estate at December 31, 2012 was approximately $190.1 million.
[3]	(C) Depreciation is calculated on a straight line basis using the following estimated useful lives (See Schedule of Useful Lives for details).
[4]	(A) AL represents assisted living; MC represents memory care; IL represents independent living.
[5]	(E) During the year ended December 31, 2012, Newcastle reclassified the above properties as held for use based on the decision not to proceed with the planned disposition. The decision to withdraw the Beavercreek, Ohio properties from held for sale was made as management believes that the best value can now be obtained through a hold strategy. As a result, the operating results relating to the properties in Beavercreek, Ohio has been reclassified as part of income from continuing operations for the year ended December 31, 2012 and the accompanying comparative income statements for the years ended December 31, 2011 and December 31, 2010. The following table summarizes the financial information for the Beavercreek properties reclassified as held for use (See Table Schedule of Operating Real Estate Reclassified as Held for Use for details).
[6]	(G) The other operating real estate was pledged as collateral in one of Newcastle's non-recourse financing structures at December 31, 2012.
[7]	(D) Unaudited